Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2014
Components of total pension costs
Components of total benefit costs

in	6M14	6M13
Total benefit costs (CHF million)
Service costs on benefit obligation	11	14
Interest costs on benefit obligation	71	65
Expected return on plan assets	(88)	(81)
Amortization of recognized actuarial losses	31	44
Total benefit costs	25	42